Nature of operations and going concern (Tables)	12 Months Ended
Dec. 31, 2017
Nature Of Operations And Going Concern Tables
Statement of financial position
Rounded (‘000’s)	31 December 2017	31 December 2016
Working capital	$(469,000)	$(782,000)
Accumulated deficit	$(51,494,000)	$(51,808,000)